Temasek Transaction	12 Months Ended
Dec. 31, 2014
Virtu Financial, LLC and subsidiaries
Temasek Transaction

13. Temasek Transaction

On December 31, 2014, through a series of transactions, Temasek Holdings (Private) Limited, (“Temasek”), acting through two indirect wholly owned subsidiaries, acquired direct or indirect ownership of 10,535,891 Class A‑1 interests and 1,828,755 Class A‑2 capital interests in Virtu Financial (the “Temasek Transaction”) for approximately $149.8 million and $26.0 million, respectively. Such investment was made as follows:

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Temasek, acting through its indirect wholly owned subsidiary, Wilbur Investments LLC (the “Temasek Member”), acquired 5,376,603 Class A‑1 redeemable interests with a carrying value of approximately $53.8 million for approximately $76.4 million from investment funds and other entities affiliated with Silver Lake Partners;

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Temasek, acting through the Temasek Member, acquired 1,828,755 Class A‑2 capital interests through a combination of (1) the purchase of 1,614,322 Class A‑2 capital interests with a carrying value of approximately $6.9 million for approximately $23.0 million directly from a member of management who held Class A‑2 capital interests in Virtu Financial and (2) the purchase of newly issued 214,433 Class A‑2 capital interests for approximately $3.0 million from Virtu Financial, which used the proceeds of such purchase to redeem 214,433 Class A‑2 profits interests in Virtu Financial with a carrying value of approximately $1.4 million held by Virtu Employee Holdco LLC (“Employee Holdco”), which in turn used such proceeds to redeem Class A‑2 profits interests of Employee Holdco that corresponded to such redeemed Class A‑2 profits interests in Virtu Financial and that were held by certain members of management;

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Temasek, acting through one of its indirect wholly owned subsidiaries, acquired a 42.1% interest in an affiliate of Silver Lake Partners, which indirectly held 12,242,173 Class A‑1 interests. As a result, Temasek acquired an indirect interest in 5,159,288 Class A‑1 interests with a carrying value of approximately $51.6 million for approximately $73.4 million.

Following the Temasek Transaction, affiliates of Silver Lake Partners retained direct or indirect ownership of 14,464,109 Class A‑1 interests.

Additionally, as part of the transaction consideration, a contingent payment agreement was entered into among Temasek, Silver Lake Partners, the Employee Holdco and the Company whereby additional payments will be made from Temasek to Silver Lake Partners and the selling members of management in the aggregate maximum amount of $3.9 million if the value of the interests acquired exceeds 1.7 times the transaction price prior to December 31, 2018, or December 31, 2019, the date depending on whether certain liquidity events occur.

The Company accounted for the Temasek transaction as a series of equity transactions to which the Company was a party whereby (i) the terms of the Class A‑1 redeemable interests were changed to extend the time period before the put option could be exercised from just under 2 years to 5.5 years from the date of the transaction, and the repurchase price was increased to the greater of fair value or the purchase price from the greater of fair value or the purchase price paid by Silver Lake; (ii) new Class A‑2 capital interests were issued with which the proceeds were used to redeem Class A‑2 profits interests; and (iii) the contingent payment feature represents contingent consideration for the arm’s length equity transactions entered into. Any excess of the transaction price over the carrying value was recorded as an addition to the respective capital balances and a deduction to accumulated deficit.

The excess of the transaction price over the carrying value was approximately $44.4 million for the Class A‑1 redeemable membership interests and recorded as an addition to Class A‑1 redeemable membership interest and a deduction to accumulated deficit in the accompanying consolidated statements of financial condition. The excess of the transaction price over the carrying value was approximately $17.7 million for the Class A‑2 interests and recorded as an addition to Class A‑2 and a deduction to accumulated deficit in the accompanying consolidated statements of financial condition. In connection with the transaction, the Company incurred approximately $3.0 million of professional fees which are recorded in transaction advisory fees and expenses in the consolidated statements of comprehensive income.